                               Goodwin Procter LLP
                              901 New York Ave., NW
                              Washington, DC 20001
                                 (202) 346-4000

                                   May 5, 2005

VIA Edgar
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Keynote Series Account
                  Registration Statement on Form N-4
                  (File Nos. 33-19836 and 811-5457)
                  ----------------------------------

Ladies and Gentlemen:

         On behalf of MONY Life Insurance Company, depositor of the Keynote Series Account (the "MONY Registrant"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that, with respect to the MONY Registrant, the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Keynote Series Account pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 25 to the Keynote Series Account's registration statement on Form N-4 (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on May 2, 2005, is the most recent amendment to the Keynote Series Account's registration statement.

         Please call the undersigned at (202) 346-4253 with any comments or questions relating to the Amendment.

                                             Respectfully submitted,

                                             /s/ Christopher E. Palmer

                                             Christopher E. Palmer

cc:      Dodie Kent

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                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

                                   May 5, 2005

VIA Edgar
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Keynote Series Account
                  Registration Statement on Form N-4
                  (File Nos. 33-19836 and 811-5457)
                  ---------------------------------

Ladies and Gentlemen:

         On behalf of our client, Diversified Investors Portfolios (the "Diversified Registrant"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that, with respect to the Diversified Registrant, the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Keynote Series Account pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 25 to the Keynote Series Account's registration statement on Form N-4 (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on May 2, 2005, is the most recent amendment to the Keynote Series Account's registration statement.

         Please call the undersigned at (617) 951-8567 with any comments or questions relating to the Amendment.

                                                     Sincerely,

                                                     /s/ Paul B. Raymond

                                                     Paul B. Raymond

cc:      Robert F. Colby, Esq.
         Roger P. Joseph, Esq.